Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	96 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000203453_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series International Index Fund
C000203453_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000203453_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,430
C000203453_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,473
C000203453_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,790
C000203453_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,133
C000203453_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,105
C000203453_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,651
C000203453_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,254
C000203453_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000203453_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203453_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,457
C000203453_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,526
C000203453_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,822
C000203453_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,205
C000203453_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,189
C000203453_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,682
C000203453_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,397
C000227500_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Japan Stock Index Fund
C000227500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,180
C000227500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,653
C000227500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,044
C000227500_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,774
C000227500_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index
C000227500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,174
C000227500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,675
C000227500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,975
C000227500_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,992
C000227499_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI International Small Cap Index Fund
C000227499_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227499_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227499_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,053
C000227499_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,571
C000227499_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,248
C000227499_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
C000227499_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227499_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,153
C000227499_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,091
C000227499_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,564
C000227499_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,319
C000227499_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000227499_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227499_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,131
C000227499_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,817
C000227499_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,962
C000227499_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,045
C000251104_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Canada Equity Index Fund
C000251104_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251104_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,590
C000251104_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Canada Index
C000251104_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251104_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,569
C000251105_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Global ex U.S. Low Volatility Index Fund
C000251105_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251105_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,130
C000251105_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Global ex U.S. Low Volatility Focus Index NR
C000251105_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251105_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,129
C000251105_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000251105_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000251105_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,246
C000204614_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Total Market Index Fund
C000204614_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204614_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,560
C000204614_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,857
C000204614_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,935
C000204614_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,186
C000204614_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,357
C000204614_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,584
C000204614_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,514
C000204614_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Total Investable Market Index℠
C000204614_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204614_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,562
C000204614_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,850
C000204614_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,926
C000204614_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,178
C000204614_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,343
C000204614_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,573
C000204614_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,487
C000204614_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204614_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204614_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,636
C000204614_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,017
C000204614_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,087
C000204614_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,274
C000204614_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,750
C000204614_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,246
C000204614_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,422
C000204612_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Large Cap Index Fund
C000204612_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204612_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,350
C000204612_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,705
C000204612_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,931
C000204612_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,039
C000204612_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,246
C000204612_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,751
C000204612_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,829
C000204612_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Large Cap Index℠
C000204612_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204612_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,347
C000204612_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,695
C000204612_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,927
C000204612_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,029
C000204612_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,235
C000204612_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,740
C000204612_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,806
C000204612_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204612_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204612_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,353
C000204612_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,693
C000204612_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,732
C000204612_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,766
C000204612_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,316
C000204612_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,769
C000204612_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,763
C000204613_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® International Index Fund
C000204613_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204613_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,130
C000204613_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,206
C000204613_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,967
C000204613_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,996
C000204613_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,774
C000204613_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,047
C000204613_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,676
C000204613_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Global ex U.S. Index℠
C000204613_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204613_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,179
C000204613_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,289
C000204613_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,034
C000204613_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,137
C000204613_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,888
C000204613_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,128
C000204613_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,880
C000204613_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000204613_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204613_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,172
C000204613_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,224
C000204613_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,972
C000204613_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,949
C000204613_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,763
C000204613_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,961
C000204613_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,651
C000204611_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Extended Market Index Fund
C000204611_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204611_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,990
C000204611_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,707
C000204611_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,701
C000204611_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,739
C000204611_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,234
C000204611_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,717
C000204611_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,661
C000204611_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Extended Investable Market Index℠
C000204611_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204611_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,986
C000204611_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,699
C000204611_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,695
C000204611_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,724
C000204611_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,209
C000204611_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,667
C000204611_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,585
C000204611_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204611_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204611_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,353
C000204611_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,693
C000204611_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,732
C000204611_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,766
C000204611_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,316
C000204611_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,769
C000204611_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,763